short-term borrowings (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of detailed information about borrowings
Short-term borrowings	$ 279	$ 114	$ 100
TELUS Communications Inc. | Revolving period securitization agreement
Disclosure of detailed information about borrowings
Cash proceeds from monthly sales	100
Trade receivables sold	318	118
Short-term borrowings	275	100
TELUS Communications Inc. | Revolving period securitization agreement | Maximum
Disclosure of detailed information about borrowings
Trade receivables that can be sold under the securitization agreement	$ 600	$ 600